Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss	$ 724,000	$ 319,000
Total deferred tax assets	724,000	319,000
Valuation allowance	(724,000)	(319,000)
Deferred tax asset, net of allowance